UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2005

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.            February 14, 2006
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        55
                                           -----------

Form 13F Information Table Entry Value:      726,602
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


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

   COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
                               TITLE
                                OF                     VALUE      SHRS OR     SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
   NAME OF ISSUER              CLASS       CUSIP      (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
-----------------              -----       -----      --------    -------     ---  ----  ----------  --------    ----    ------ ----
Acadia Pharmaceuticals Inc.    COM         004225108     6,559       665,904  SH         SOLE                    665,904
Adolor Corp.                   COM         00724X102    15,569     1,066,397  SH         SOLE                  1,066,397
Allos Therapeutics Inc.        COM         019777101     8,492     3,949,951  SH         SOLE                  3,949,951
Amylin Pharmaceuticals Inc.    COM         032346108    69,591     1,743,274  SH         SOLE                  1,743,274
Anadys Pharmaceuticals Inc.    COM         03252Q408     3,082       350,237  SH         SOLE                    350,237
Anormed Inc.                   COM         035910108    39,058     9,411,500  SH         SOLE                  9,411,500
Arena Pharmaceuticals Inc.     COM         040047102     2,675       188,262  SH         SOLE                    188,262
Array Biopharma Inc.           COM         04269X105     2,822       402,563  SH         SOLE                    402,563
Atherogenics Inc.              COM         047439104     1,001        50,036  SH         SOLE                     50,036
Autoimmune Inc.                COM         052776101        24        26,100  SH         SOLE                     26,100
Biocryst Pharmaceuticals Inc.  COM         09058V103    39,263     2,344,036  SH         SOLE                  2,344,036
Cephalon Inc.                  COM         156708109       864        13,340  SH         SOLE                     13,340
Coley Pharmaceutical Group Inc.COM         19388P106     6,965       459,416  SH         SOLE                    459,416
Corcept Therapeutics Inc.      COM         218352102       365       100,000  SH         SOLE                    100,000
Critical Therapeutics Inc.     COM         22674T105     3,984       554,917  SH         SOLE                    554,917
Cubist Pharmaceuticals Inc.    COM         229678107    15,704       739,338  SH         SOLE                    739,338
Curis Inc.                     COM         231269101        95        26,800  SH         SOLE                     26,800
Cytokinetics Inc.              COM         23282W100       642        98,300  SH         SOLE                     98,300
Dynavax Technologies Corp.     COM         268158102        80        18,900  SH         SOLE                     18,900
Genomic Health Inc.            COM         37244C101     9,086       997,402  SH         SOLE                    997,402
GTX Inc.                       COM         40052B108       287        37,912  SH         SOLE                     37,912
Halozyme Therapeutics Inc.     COM         40637H109       910       500,000  SH         SOLE                    500,000
Incyte Corp.                   COM         45337C102    17,697     3,314,070  SH         SOLE                  3,314,070
Inhibitex Inc.                 COM         45719T103    22,367     2,662,695  SH         SOLE                  2,662,695
Intermune Inc.                 COM         45884X103    11,682       695,358  SH         SOLE                    695,358
Intrabiotics Pharmaceuticals   COM         46116T506     4,024     1,114,609  SH         SOLE                  1,114,609
Ithaka Acquisition Corporation COM         465707206       333        65,000  SH         SOLE                     65,000
Ligand Pharmaceuticals Inc.    CL B        53220K207       428        38,357  SH         SOLE                     38,357
Medarex Inc.                   COM         583916101    15,432     1,114,194  SH         SOLE                  1,114,194
Metabasis Therapeutics Inc.    COM         59101M105     8,707     1,088,354  SH         SOLE                  1,088,354
Monogram Biosciences Inc.      COM         60975U108       872       466,419  SH         SOLE                    466,419
Myriad Genetics Inc.           COM         62855J104    12,843       617,472  SH         SOLE                    617,472
Neopharm Inc.                  COM         640919106     5,119       474,396  SH         SOLE                    474,396
Neose Technologies Inc.        COM         640522108     1,119       576,923  SH         SOLE                    576,923
Neurogen Corp.                 COM         64124E106    35,098     5,325,999  SH         SOLE                  5,325,999
Nuvelo Inc.                    COM         67072M301     7,243       893,064  SH         SOLE                    893,064
Onyx Pharmaceuticals Inc.      COM         683399109    26,428       917,628  SH         SOLE                    917,628
Pharmacyclics Inc.             COM         716933106       757       213,219  SH         SOLE                    213,219
Pozen Inc.                     COM         73941U102     5,826       607,544  SH         SOLE                    607,544
Renovis Inc.                   COM         759885106     4,590       300,000  SH         SOLE                    300,000
Seattle Genetics Inc.          COM         812578102     5,640     1,194,927  SH         SOLE                  1,194,927
Senomyx Inc.                   COM         81724Q107     3,852       317,823  SH         SOLE                    317,823
Theravance Inc.                COM         88338T104     9,253       410,869  SH         SOLE                    410,869
Trimeris Inc.                  COM         896263100    41,391     3,602,369  SH         SOLE                  3,602,369
Vertex Pharmaceuticals Inc.    COM         92532F100    25,274       913,406  SH         SOLE                    913,406
Viropharma Inc.                COM         928241108   135,266     7,311,700  SH         SOLE                  7,311,700
Xcyte Therapies Inc.           PFD CV EXCH 98389F408       354        95,500  SH         SOLE                     95,500
Xenoport Inc.                  COM         98411C100     4,940       275,221  SH         SOLE                    275,221
Zymogenetics Inc.              COM         98985T109    13,378       786,464  SH         SOLE                    786,464
Alexion Pharmaceuticals
  Notes 1.375% 2/01/2012       CONV BONDS  015351AF6    36,220    42,800,000  PRN        SOLE                 42,800,000
Decode Genetics Notes
  3.5% 4/15/2011               CONV BONDS  243586AB0     2,468     3,000,000  PRN        SOLE                  3,000,000
Incyte Genomics  Notes
  3.5% 2/15/2011               CONV BONDS  45337CAE2    14,559    19,000,000  PRN        SOLE                 19,000,000
Intermune Inc Notes
  .25% 3/01/2011               CONV BONDS  45884XAC7     5,280     6,000,000  PRN        SOLE                  6,000,000
Medarex Inc Notes
  2.25% 5/15/2011              CONV BONDS  583916AG6    15,069    13,500,000  PRN        SOLE                 13,500,000
Viropharma Incorporated
  Notes 6% 3/01/2007           CONV BONDS  928241AC2     5,975     5,975,000  PRN        SOLE                  5,975,000
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